Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
The following is a summary of the transactions that were carried out with related parties during 2025:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$15,422	$393,193
Purchase of cement	74,214	2,365
Management fee	16,731	8,997
Other	4,700	858
	$111,067	$405,413
The following is a summary of the transactions that were carried out with related parties during 2024:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$14,480	$365,895
Purchase of cement	103,300	3,168
Management fee	14,463	4,217
Other	2,836	1,342
	$135,079	$374,622
The following is a summary of the transactions that were carried out with related parties during 2023:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$11,391	$342,857
Purchase of cement	107,122	6,281
Management fee	11,043	3,659
Other	2,621	1,527
	$132,177	$354,324
Key management compensation for all payroll-related expenses for vice-president level positions and higher for the years ended December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Salaries and related payroll taxes	$13,862	$13,718	$11,518
Short-term employee benefits	768	718	683
Retirement plan contributions	293	257	235
Long-term incentives, including stock-based payments	4,980	3,131	2,577
Termination benefits	634	128	—
Other	733	96	291
Total key management compensation	$21,270	$18,048	$15,304
Number of key management employees at December 31	24	26	25

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes the status of RSUs as of December 31, 2025 and changes during the year then ended:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2025	—	$—
Granted	450	14.11
Vested	—	—
Forfeited	(13)	14.07
Outstanding at December 31, 2025	437	$14.11
The following table summarizes the status of PSUs as of December 31, 2025 and changes during the year then ended:

	Number of PSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2025	—	$—
Granted	169	14.07
Vested	—	—
Forfeited	(5)	14.07
Outstanding at December 31, 2025	164	$14.07
Movements in the number of shadow shares outstanding for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Shadow shares outstanding, January 1	738	784	653
Granted and transferred	(1)	179	260
Vested and distributed	(193)	(202)	(113)
Cancelled	(69)	(23)	(16)
Shadow shares outstanding, December 31	475	738	784

Fair value of awards granted in year (€ per share)	€35.00	€29.10	€14.64
Fair value of awards granted in year ($ per share)	$41.34	$31.15	$16.08